Description of Business and Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Foreign Currency Translations and Transactions [Table Text Block]
Below is a summary of closing exchange rates as of June 30, 2014 and December 31, 2013, and average exchange rates for the six-month periods ended June 30, 2014 and 2013, respectively.

(US$1 to foreign currency)	June 30, 2014	December 31, 2013
Australian dollar	1.06	1.13
Hong Kong dollar	7.75	7.75
Philippine peso	43.77	44.45
Thai baht	32.52	32.92

	Six-Month Periods Ended June 30,
(US$1 to foreign currency)	2014	2013
Australian dollar	1.09	0.99
Hong Kong dollar	7.76	7.76
Philippine peso	44.56	41.37
Thai baht	32.61	29.93

Below is a summary of closing exchange rates as of December 31, 2013 and 2012 and average exchange rates for the years ended December 31, 2013 and 2012, respectively.

($1 to foreign currency)	December 31, 2013	December 31, 2012
Australian dollar	1.13	0.96
Philippine peso	44.45	41.19
Hong Kong dollar	7.75	7.75
Thai baht	32.92	30.84

	Years Ended December 31,
($1 to foreign currency)	2013	2012
Australian dollar	1.04	0.97
Philippine peso	42.55	42.35
Hong Kong dollar	7.76	7.76
Thai baht	30.80	31.21